The Millicom Group - A.3. Investments in associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Investments in associates	$ 0	$ 22	[1]
West Indian Ocean Cable Company Limited (WIOCC)
Disclosure of associates [line items]
Proportion of ownership interest in associate	0.00%	9.10%
Investments in associates	$ 0	$ 14
MKC Brilliant Holding GmbH (LIH)
Disclosure of associates [line items]
Proportion of ownership interest in associate	35.00%	35.00%
Milvik AB
Disclosure of associates [line items]
Proportion of ownership interest in associate	0.00%	9.00%
Investments in associates	$ 0	$ 8

[1]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.